UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08110

SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)

527 MADISON AVENUE, SUTIE 2600, NEW YORK, NEW YORK	10022
(Address of principal executive offices)	(Zip code)

Allen B. Levithan, Esq. c/o Lowenstein Sandler PC 65 Livingston Avenue Roseland, New Jersey 07068
(Name and address of agent for service)

Registrant’s telephone number, including area code	(212) 319-6670

Date of fiscal year end:	DECEMBER 31, 2006

Date of reporting period:	DECEMBER 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

December 31, 2006
Special Situations Fund III, L.P. Annual Report

SPECIAL SITUATIONS FUND III, L.P.

         INDEX TO THE ANNUAL REPORT

                     DECEMBER 31, 2006
_____________________________________________________________________________________________________________

PAGE

Report of Independent Registered Public Accounting Firm                              1

Statement of Financial Condition                                          2

Portfolio of Investments                                               3

Statement of Operations                                                    14

Statements of Changes in Partners’ Capital                                       15

Notes to the Financial Statements                                              16

                                            Weiser LLP
                                                                   Certified Public Accountants

                                                                                                         135 West 50th Street
                                                                                 New York, NY  10020-1299
                                                                 Tel: 212-812-7000
                                                                   Fax: 212-375-6888

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Partners of
Special Situations Fund III, L.P.:

We have audited the accompanying statement of financial condition of Special Situations Fund III, L.P., including the portfolio of investments, as of December 31, 2006, and the related statement of operations for the year then ended and changes in partners' capital and the financial highlights (Note 9) for the years ended December 31, 2006 and 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights (Note 9) for 2002 through 2004 for Special Situations Fund III, L.P. were audited by other auditors whose report dated February 1, 2005, expressed an unqualified opinion on the financial highlights for 2002 through 2004.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2006, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights (Note 9) referred to above, present fairly, in all material respects, the financial position of Special Situations Fund III, L.P. as of December 31, 2006, and the results of its operations for the year then ended, and the changes in its partners' capital and the financial highlights for the years ended December 31, 2006 and 2005, in conformity with accounting principles generally accepted in the United States of America.

Weiser LLP

New York, N. Y.
February 27, 2007

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENT OF FINANCIAL CONDITION

DECEMBER 31, 2006

ASSETS

Investments, at fair value (cost $35,175,535)	$42,134,596
Cash and cash equivalents	2,727,281
Receivable for investments sold	527,147
Other assets	16,459

Total Assets	$45,405,483

LIABILITIES AND PARTNERS' CAPITAL

Liabilities

Payable for investments purchased	$975,143
Administrator's fee payable	79,709
Accrued expenses	194,559

Total Liabilities	1,249,411

Partners' Capital

Limited Partners	39,033,516
Corporate General Partner	4,662,904
Individual General Partners	459,652

Total Partners' Capital	44,156,072

Total Liabilities and Partners' Capital	$45,405,483

See the accompanying Notes to the Financial Statements.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2006

Fair
Shares	Common Stocks	Value

	Aerospace 0.12%
78,294	SPACEHAB, Inc.	$50,969

	Automotive Components 0.86%
22,371	Rush Enterprises, Inc. - Class A	378,517

	Biotechnology 6.57%
30,860	Combinatorx, Inc.	267,248
64,127	La Jolla Pharmaceutical Company	194,307
86,027	Medivation, Inc.	1,360,947
35,587	Metabasis Therapeutics, Inc.	267,614
28,400	Opexa Therapeutics, Inc.	172,388
66,709	Sangamo BioSciences, Inc.	440,279
100,000	Tapestry Pharmaceuticals, Inc.	200,000
		2,902,783

	Building Materials 1.78%
198,800	American Mold Guard, Inc.	447,300
9,920	L.B. Foster Company	257,027
20,700	Viceroy Homes, Ltd. (Canada)	76,031
300	WFI Industries, Ltd. (Canada)	6,694
		787,052

	Business Services 0.04%
15,600	Utix Group, Inc.	16,458

	Casino - Services 0.39%
45,000	Full House Resorts, Inc.	170,100

	Chemicals 0.92%
40,500	KMG Chemicals, Inc.	405,000

	Communication Equipment - Software 2.17%
875,157	ION Networks, Inc.	87,516
48,048	PC-Tel, Inc.	449,249
10,000	RIT Technologies, Ltd. (Israel)	14,200
180,869	Vertical Communication, Inc.	144,695
330,340	Vertical Communication, Inc. (Restricted)	264,272
		959,932

	Communication Products - Equipment 1.21%
84,438	Centillium Communications, Inc.	180,697
173,207	NMS Communications Corporation	355,074
		535,771

	Computer Equipment 0.51%
23,603	Optimal Group, Inc. (Canada)	224,701

	See the accompanying Notes to the Financial Statements.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2006

Fair
Shares	Common Stocks (Continued)	Value

	Computer Peripherals 0.76%
24,792	Immersion Corporation	$179,742
12,399	Printronix, Inc.	153,748
		333,490

	Computer Services - Software 12.45%
140,953	ClickSoftware Technologies, Ltd. (Israel)	417,221
15,000	CryptoLogic, Inc. (Canada)	348,000
302,600	Excapsa Software, Inc. (Canada) (Illiquid)	106,670
430,000	Interplay Entertainment Corporation (Restricted)	-
36,698	LocatePlus Holdings Corporation (Restricted)	13,211
746,900	Motive, Inc.	2,703,778
123,545	Net Perceptions, Inc.	302,685
61,832	Phoenix Technologies, Ltd.	278,244
110,505	Primal Solutions, Inc.	15,471
137,133	Quovadx, Inc.	386,715
18,700	Radware, Ltd. (Israel)	297,143
76,225	SumTotal Systems, Inc.	461,161
18,696	SupportSoft, Inc.	102,454
238,778	Unify Corporation	65,187
		5,497,940

	Computer Systems 3.58%
76,108	Adept Technology, Inc.	891,225
31,165	Performance Technologies, Inc.	186,678
49,233	SeaChange International, Inc.	503,161
		1,581,064

	Consumer Products 0.26%
66,000	Varsity Group, Inc.	116,820

	Diagnostics 0.65%
91,307	Ciphergen Biosystems, Inc.	81,263
44,510	Curagen Corporation	204,746
		286,009

	Electronic Components 2.92%
137,082	American Technology Corporation	537,362
25,351	Frequency Electronics, Inc.	302,944
73,125	Interlink Electronics, Inc.	226,687
208,633	Tvia, Inc.	223,237
		1,290,230

	See the accompanying Notes to the Financial Statements.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2006

Fair
Shares	Common Stocks (Continued)	Value

	Electronic Equipment 1.08%
198,705	Iteris Holdings, Inc.	$476,892

	Electronic Instruments 2.26%
400	Axsys Technologies, Inc.	7,028
42,132	Image Sensing Systems, Inc.	603,330
31,623	Metretek Technologies, Inc.	389,595
		999,953

	Electronic Semiconductor 1.09%
98,700	Kopin Corporation	352,359
90,582	PSi Technologies Holdings, Inc. (Philippines)	126,815
		479,174

	Energy - Oil & Gas 1.16%
27,129	Willbros Group, Inc. (Panama)	512,738

	Energy - Technology 1.76%
253,101	Catalytica Energy Systems, Inc.	523,919
157,461	Quantum Fuel Systems Technologies Worldwide, Inc.	251,938
		775,857

	Financial Services - Miscellaneous 0.33%
37,100	MicroFinancial Incorporated	144,319

	Gold Mining 0.57%
205,536	MK Resources Company (Illiquid)	252,809

	Healthcare Services 0.80%
28,968	U.S. Physical Therapy, Inc.	354,858

	Healthcare - Specialized Products & Services 1.38%
32,282	American Dental Partners, Inc.	609,807

	Housing - Construction 1.83%
16,007	Cavalier Homes, Inc.	67,229
69,965	Modtech Holdings, Inc.	346,327
34,612	U.S. Home Systems, Inc.	393,192
		806,748

	Information Services 1.62%
141,187	Guideline, Inc.	230,135
439,600	Pfsweb, Inc.	483,560
		713,695

	Insurance 1.93%
77,541	AmCOMP, Inc.	852,176
16	Renaissance Acceptance Group, Inc.	-
		852,176

	See the accompanying Notes to the Financial Statements.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2006

Fair
Shares	Common Stocks (Continued)	Value

	Internet Commerce 1.20%
140,391	Corillian Corporation	$529,274

	Medical Devices & Equipment 7.69%
48,204	Natus Medical Incorporated	800,668
84,157	Orthovita, Inc.	305,489
104,522	Precision Optics Corporation, Inc.	37,628
34,217	Quidel Corporation	466,036
58,213	Regeneration Technologies, Inc.	341,128
168,587	Sonic Innovations, Inc.	878,338
750,683	World Heart Corporation (Canada)	315,288
1,000,000	World Heart Corporation (Canada) (Restricted)	250,000
		3,394,575

	Medical Instruments 1.37%
27,790	Caprius, Inc.	16,674
81,212	Electro-Optical Sciences, Inc.	588,787
		605,461

	Oil Equipment 0.00%
650	Beluga Composites Corporation	-

	Online Services 1.83%
30,788	The Knot, Inc.	807,877

	Paper - Packaging 1.22%
47,850	Chase Packaging Corporation	2,392
98,300	Pope & Talbot, Inc.	537,701
		540,093

	Practice Management 0.89%
26,068	IntegraMed America, Inc.	392,323

	Restaurant 1.47%
71,761	Buca, Inc.	345,170
69,507	Monterey Gourmet Foods, Inc.	303,746
		648,916

	Retail 3.26%
37,704	1-800 CONTACTS, INC.	614,952
32,997	Bakers Footwear Group, Inc.	298,293
61,701	Dover Saddlery, Inc.	524,493
33,737	Odimo Incorporated	2,699
		1,440,437

	See the accompanying Notes to the Financial Statements.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2006

Fair
Shares	Common Stocks (Continued)	Value

	Semiconductor 0.95%
65,077	CEVA, Inc.	$421,048

	Semiconductor Equipment 4.13%
55,321	HI/FN, Inc.	295,414
27,152	Integral Vision, Inc.	17,649
109,215	Nova Measuring Instruments, Ltd. (Israel)	287,235
56,274	Tegal Corporation	348,336
70,999	Ultra Clean Holdings, Inc.	876,838
		1,825,472

	Services 1.94%
49,337	Collectors Universe, Inc.	661,116
13,638	OPNET Technologies, Inc.	197,069
		858,185

	Software 3.37%
258,100	Wireless Ronin Technologies, Inc.	1,486,656

	Technology - Miscellaneous 2.99%
108,445	iPass, Inc.	637,657
87,284	Intermap Technologies Corp. (Canada)	449,433
334,761	Supercom, Ltd. (Israel)	234,333
		1,321,423

	Telecom Equipment 1.45%
54,043	COMARCO, Inc.	465,310
179,708	Peco II, Inc.	176,114
		641,424

	Telecom Services 2.59%
49,856	SpectraLink Corporation	428,762
69,810	WPCS International Incorporated	716,949
		1,145,711

	Telecommunications 0.86%
360,122	Emrise Corporation	381,750

	Toys 0.01%
883	Corgi International, Ltd. (China) (ADR)	5,971

	Vitamins 1.26%
100,000	Omega Protein Corporation (Restricted)	555,000

	Total Common Stocks 89.49%	39,517,458

	See the accompanying Notes to the Financial Statements.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2006

Fair
Shares	Preferred Stocks	Value

	Business Services 0.25%
24	UTIX Group, Inc. convertible	$97,846
11,538	UTIX Group, Inc. convertible (Restricted)	12,230
		110,076

	Communications Equipment - Software 0.23%
100	Vertical Communications, Inc. convertible (Restricted)	100,000

	Computer Services - Software 0.39%
42,750	Zhongpin, Inc. convertible (Restricted)	171,000

	Data Security 0.58%
100,739	Verdasys, Inc. Series B convertible (Illiquid)	254,668

	Electronic - Display 0.55%
549,484	E Ink Corporation (Restricted)	241,773

	Medical Instruments 0.02%
1,612	Caprius, Inc. convertible	9,672

	Transportation 0.15%
27,287	Velocity Express Corporation 6% convertible	66,035

	Total Preferred Stocks 2.17%	953,224

Principal		Fair
Amount	Corporate Debt	Value

	Computer Peripherals 0.72%
$ 306,246	Immersion Corporation 5% convertible, due 12/22/09	$315,985

	Computer Services - Software 0.32%
$ 11,000	Primal Solutions, Inc. 5%, due 3/31/08	15,400
$ 68,000	Unify Corporation 11.25% convertible, due 10/31/10 (Restricted)	68,000
$ 17,600	Unify Corporation 11.25% convertible, due 10/31/11 (Restricted)	17,600
$ 40,000	Unify Corporation Revolv. Credit 10.5%, due 10/31/10 (Restricted)	40,000
		141,000

	Consumer Products 0.27%
$ 120,886	Rockford Corporation 4.5% convertible, due 6/11/09	120,886

	Technology - Miscellaneous 0.07%
$ 33,000	Supercom, Ltd. 8% convertible, due 3/31/2007 (Israel) (Restricted)	33,000

	Total Corporate Debt 1.38%	610,871

	See the accompanying Notes to the Financial Statements.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2006

Fair
Warrants	Warrants	Value

	Biotechnology 0.26%
96,038	La Jolla Pharmaceutical Company 12/14/10	$6,723
3,847	Metabasis Therapeutics, Inc. 9/30/10	8,964
142,000	Opexa Therapeutics, Inc. 4/13/11	31,240
100,000	Tapestry Pharmaceuticals, Inc. 4/6/11	66,000
		112,927

	Biotechnology - Drug Delivery 0.00%
32,134	Aradigm Corporation 3/10/07	-
16,790	Aradigm Corporation 11/10/07	-
		-

	Building Materials 0.21%
200,000	American Mold Guard, Inc. Class A	50,000
200,000	American Mold Guard, Inc. Class B	44,000
		94,000

	Business Services 0.05%
1,500,000	UTIX Group, Inc. 1/13/11	22,500
1,731	UTIX Group, Inc. (Restricted) 11/9/11	-
		22,500

	Communication Equipment - Software 0.00%
3,614	Vertical Communications, Inc. 12/16/08 (Restricted)	-
9,523	Vertical Communications, Inc. 9/28/15 (Restricted)	-
94,340	Vertical Communications, Inc. 12/1/16 (Restricted)	-
		-

	Communication Products - Equipment 0.00%
4,663	Superconductor Technologies, Inc. 3/10/07	-
34,453	Superconductor Technologies, Inc. 9/26/07	-
59,336	Tut Systems, Inc. 7/22/10	-
		-

	Computer Peripherals 0.05%
6,105	Cambridge Display Technology, Inc. 12/22/10 (United Kingdom)	11,905
6,538	Immersion Corporation 12/23/09	9,545
		21,450

	Computer Services - Software 0.02%
805,910	LocatePlus Holding Corporation 7/8/10 (Restricted)	-
55,000	Primal Solutions, Inc. 3/31/11	3,850
74,914	Unify Corporation 4/26/09	5,244
53,600	Unify Corporation 10/31/12 (Restricted)	-
21,375	Zhongpin, Inc. 1/30/11 (Restricted)	-
		9,094

	See the accompanying Notes to the Financial Statements.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2006

Fair
Warrants	Warrants (Continued)	Value

	Computer Systems 0.38%
134,321	Adept Technology, Inc. 11/18/08	$170,588

	Consumer Products 0.01%
5,713	Rockford Corporation 6/11/09	4,342

	Electronic Components 0.18%
32,422	American Technology Corporation 8/6/10	65,492
14,450	American Technology Corporation 7/18/09	15,895
		81,387

	Electronic Equipment 0.01%
11,246	Iteris Holdings, Inc. B 9/28/11	4,048

	Electronic Semiconductor 0.06%
6,447	ParkerVision, Inc. 3/10/10	25,208

	Energy - Technology 0.05%
10,692	Arotech Corporation 6/30/08	-
4,680	Arotech Corporation 12/31/08	-
29,268	Quantum Fuel Systems, Inc. 2/1/07	2,195
34,146	Quantum Fuel Systems, Inc. 4/27/14	19,463
		21,658

	Information Services 0.03%
48,355	Guideline, Inc. 5/10/09	12,089

	Medical Devices & Equipment 0.01%
9,210	Orthovita, Inc. 6/26/08	2,671
536,190	World Heart Corporation 9/22/08 (Canada)	-
		2,671

	Medical Information Systems 0.00%
177,300	LifeRate Systems, Inc. 11/14/07	-

	Medical Instruments 0.01%
222,320	Caprius, Inc. 2/15/10	2,223
4,477	Caprius, Inc. 2/16/11	910
		3,133

	Semiconductor Equipment 0.05%
60,250	Tegal Corporation 7/14/10	3,615
270,793	Tegal Corporation 9/19/10	18,955
16,622	Trikon Technologies, Inc. 10/22/07 (United Kingdom)	-
		22,570

	See the accompanying Notes to the Financial Statements.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2006

Fair
Warrants	Warrants (Continued)	Value

	Technology - Miscellaneous 0.24%
75,316	Intermap Technologies Corp. 3/17/08 (Canada)	$76,822
90,990	Supercom, Ltd. 12/9/10 (Israel)	27,297
8,250	Supercom, Ltd. 11/19/11 (Israel) (Restricted)	-
		104,119

	Telecom Services 0.66%
12,152	GoAmerica, Inc. 12/19/08	243
705,171	WPCS International Incorporated 11/16/09	289,120
		289,363

	Telecommunications 0.00%
6,431	Q Comm International, Inc. 6/24/08	64

	Therapeutics 0.12%
12,868	Critical Therapeutics, Inc. 6/6/10	5,276
47,506	Memory Pharmaceuticals Corp. 9/22/10	46,556
		51,832

	Total Warrants 2.38%	1,053,043

	TOTAL INVESTMENTS (cost $35,175,535) 95.42%	$42,134,596

	All percentages are relative to Partners' Capital.

	All securities are non-income producing except for Collectors Universe, Inc.,
	CryptoLogic, Inc., Frequency Electronics, Inc., Immersion Corporation,
	LocatePlus Holdings Corporation, Primal Solutions, Inc., Printronix, Inc.,
	Rockford Corporation, Supercom, Ltd., Unify Corporation, Inc., Velocity
	Express Corporation, Viceroy Homes, Ltd. and WFI Industries, Ltd.

	See the accompanying Notes to the Financial Statements.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2006

		% of
		Partners'
Industry Concentration	Total	Capital

Aerospace	$50,969	0.12
Automotive Components	378,517	0.86
Biotechnology	3,015,710	6.83
Biotechnology - Drug Delivery	-	0.00
Building Materials	881,052	1.99
Business Services	149,034	0.34
Casino - Services	170,100	0.39
Chemicals	405,000	0.92
Communication Equipment - Software	1,059,932	2.40
Communication Products - Equipment	535,771	1.21
Computer Equipment	224,701	0.51
Computer Peripherals	670,925	1.52
Computer Services - Software	5,819,034	13.18
Computer Systems	1,751,652	3.97
Consumer Products	242,048	0.55
Data Security	254,668	0.58
Diagnostics	286,009	0.65
Electronic Components	1,371,617	3.11
Electronic - Display	241,773	0.55
Electronic Equipment	480,940	1.09
Electronic Instruments	999,953	2.26
Electronic Semiconductor	504,382	1.14
Energy - Oil and Gas	512,738	1.16
Energy - Technology	797,515	1.81
Financial Services	144,319	0.33
Gold Mining	252,809	0.57
Healthcare Services	354,858	0.80
Healthcare - Specialized Products & Services	609,807	1.38
Housing - Construction	806,748	1.83
Information Services	725,784	1.64
Insurance	852,176	1.93
Internet Commerce	529,274	1.20
Medical Devices & Equipment	3,397,246	7.69
Medical Information Systems	-	0.00
Medical Instruments	618,266	1.40
Oil Equipment	-	0.00

	See the accompanying Notes to the Financial Statements.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2006

% of
Partners'
Industry Concentration (Continued)	Total	Capital

Online Services	$807,877	1.83
Paper - Packaging	540,093	1.22
Practice Management	392,323	0.89
Restaurant	648,916	1.47
Retail	1,440,437	3.26
Semiconductor	421,048	0.95
Semiconductor Equipment	1,848,042	4.18
Services	858,185	1.94
Software	1,486,656	3.37
Technology - Miscellaneous	1,458,542	3.30
Telecom Equipment	641,424	1.45
Telecom Services	1,435,074	3.25
Telecommunications	381,814	0.86
Therapeutics	51,832	0.12
Toys	5,971	0.01
Transportation	66,035	0.15
Vitamins	555,000	1.26

TOTAL PORTFOLIO	$42,134,596	95.42%

See the accompanying Notes to the Financial Statements.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	$9,784,528
Net change in unrealized appreciation	(2,757,792)
Total Realized and Unrealized Gain on Investments		$7,026,736

INVESTMENT INCOME (LOSS)

Investment Income
Interest	142,770
Dividends (net of withholding taxes of $1,404)	32,132
Securities lending fees	18,826
Other	42,821
Total Investment Income	236,549

Operating Expenses
Administrator's fee	322,649
Professional fees	265,085
Independent General Partners' fees	80,000
Custody fee and other	42,633
Total Operating Expenses	710,367

Net Investment Loss		(473,818)

NET INCOME	$6,552,918

See the accompanying Notes to the Financial Statements.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENT OF CHANGES IN PARTNERS' CAPITAL

FOR THE YEAR ENDED DECEMBER 31, 2006

	Per Limited		Corporate	Individual
	Partners'	Limited	General	General
	Unit	Partners	Partner	Partners	Total

YEAR ENDED
DECEMBER 31, 2005:

BALANCE,
DECEMBER 31, 2004		$483,206,780	$33,960,129	$4,201,449	$521,368,358

Capital contributions		29,131,500	-	-	29,131,500

Capital transfers		407	(214,660)	214,253	-

Allocation of net income:

Corporate General
Partner - Performance		-	2,672,329	-	2,672,329

Partners		9,891,257	705,713	92,344	10,689,314

Repurchases		(37,168,225)	-	-	(37,168,225)

BALANCE,
DECEMBER 31, 2005	$25,000	485,061,719	37,123,511	4,508,046	526,693,276

SIX MONTHS ENDED
JUNE 30, 2006:

Exchanges		(446,896,503)	(34,198,683)	(4,101,826)	(485,197,012)

Capital transfers		107	(107)	-	-

Allocation of net income:

Corporate General
Partner - Performance		-	635,116	-	635,116

Partners	$1,531	2,336,539	179,056	24,869	2,540,464

Repurchases		(3,893,110)	-	-	(3,893,110)

BALANCE,
JUNE 30, 2006	$25,000	36,608,752	3,738,893	431,089	40,778,734

SIX MONTHS ENDED
DECEMBER 31, 2006:

Capital transfers		(765)	765	-	-

Allocation of net income:

Corporate General
Partner - Performance		-	675,468	-	675,468

Partners	$1,656	2,425,529	247,778	28,563	2,701,870

BALANCE,
DECEMBER 31, 2006	$25,000	$39,033,516	$4,662,904	$459,652	$44,156,072

See Note 4 for changes in Units outstanding.

See the accompanying Notes to the Financial Statements.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 - GENERAL:

Organization:

Special Situations Fund III, L.P. (the “Fund”) was organized under the Delaware Revised Uniform Limited Partnership Act on October 18, 1993, and commenced investment operations on January 1, 1994. The Fund is a closed-end interval fund registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund shall have perpetual existence unless sooner dissolved as provided for in the Agreement of Limited Partnership (the “Agreement”).

The Agreement provides for not less than three “Individual General Partners” and a “Corporate General Partner.” The General Partners, as a group, must own not less than one percent (1%) of the Fund’s outstanding Units. The Fund has five Individual General Partners of which four are independent, as defined in the 1940 Act.

The Corporate General Partner and Investment Adviser is MGP Advisers Limited Partnership (“MGP”), of which the General Partner is AWM Investment Company, Inc. (“AWM”). MGP has appointed AWM as agent and nominee, with the rights, power and authority to act on behalf of MGP with respect to the execution of trades and related matters concerning the Fund. Austin W. Marxe, an Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly a controlling interest in MGP and AWM. Mr. Marxe is primarily responsible for managing the Fund’s investments and performing certain administrative services on its behalf.

The Fund seeks long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.

Exchange Tender and Safe Harbor Amendments:

On December 31, 2005, a “grandfather” provision under the Internal Revenue Code, which had the effect of allowing the Fund to satisfy a “private placement safe harbor,” expired. This provision had allowed the Fund to be treated as a partnership for federal income tax purposes rather than as a publicly traded partnership, which is generally taxed as a corporation. The Fund is seeking to satisfy a different safe harbor, which in general, limits the semi-annual repurchase offers to a maximum of 5% of Units outstanding per semi-annual period (or 10% per year) and increases the repurchase request deadline from 14 days to 60 days prior to the repurchase pricing date (the “Safe Harbor Amendments”). These changes have the effect of reducing the liquidity of a partner’s investment in the Fund.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 - GENERAL (CONTINUED):

Exchange Tender and Safe Harbor Amendments (Continued):

A Special Meeting of Partners was held on November 16, 2005 to vote to (1) amend the Fund’s Agreement to give the Individual General Partners authority to make offers for special redemptions of Units (the “Redemption Authority Amendment”) and (2) consent to a proposed offer to be made by the Individual General Partners for Limited Partners who are “Qualified Purchasers” (as defined in the 1940 Act) to exchange their Units in the Fund for units of Special Situations Fund III QP, L.P., a Delaware limited partnership recently formed to be a companion fund to the Fund (the “Exchange Tender Offer Proposal”). These issues passed with majority consent. The Fund was granted exemptive relief from the Securities and Exchange Commission (the “Commission”) to permit the one-time Exchange Tender Offer at December 31, 2005.

In the Exchange Tender Offer, a limited partner who is a Qualified Purchaser had the option to: (i) accept the one-time exchange tender offer, (ii) accept the cash repurchase offer in whole or in part or (iii) remain invested in the Fund (with the expectation that the Fund will adopt the Safe Harbor Amendments). A limited partner who is not a Qualified Purchaser had the option to: (i) accept the cash repurchase offer in whole or in part or (ii) remain invested in the Fund (with the expectation that the Fund will adopt the Safe Harbor Amendments).

A Special Meeting of Partners was held on March 29, 2006 to vote to (1) amend the Fund’s Agreement to limit semi-annual repurchase offers by the Fund to partners to a maximum of 5% of Units outstanding per semi-annual period (or 10% per year) and (2) increase the repurchase request deadline for electing to accept a repurchase offer from the Fund from 14 days to 60 days prior to the repurchase pricing date. These Safe Harbor Amendments passed with majority consent.

The Fund submitted a request for an exemption from the 1940 Act to the Commission in May 2005 to allow for the repurchase request deadline to be more than 14 days from the repurchase pricing date. Commission approval is still pending on this exemption request. Due to the timing and uncertainty of the Commission’s response, and to ensure the continuance of the taxation of the Fund as a partnership, the Individual General Partners have requested the Limited Partners to consent to the suspension of the Fund’s mandatory semi-annual repurchase policies. Such suspension shall be in effect until such time the exemption request is granted or the Individual General Partners deem it is in the best interest of the Fund to resume such policies. As of June 19, 2006, the majority of the Limited Partners consented to the suspension, thereby agreeing to rely solely on the authority of the Individual General Partners to make repurchase offers in their sole discretion. Although the Individual General Partners are not required to make semi-annual repurchase offers, it is their intention to make such offers within the guidelines that ensure the Fund will continue to be taxed as a partnership.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 2 - ACCOUNTING POLICIES:

Securities traded on a securities exchange or on the NASDAQ System are valued at the last reported sales price on the last business day of the reporting period. Securities for which no sale occurred on such day are valued at the average of the highest bid and lowest asked prices on the last trading day. Securities for which market quotations are not available are valued at fair value as determined in good faith by the Individual General Partners. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined using the specific identification cost method. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Cash and cash equivalents consist principally of cash balances held in a brokerage account. The Fund considers all money market accounts and all highly liquid debt instruments purchased with original maturities of three months or less to be cash equivalents.

The Fund entered into agreements to lend portfolio securities to qualified borrowers in order to earn additional income. The terms of each lending agreement require that loans are secured by cash or securities with an aggregate market value at least equal to a percentage of the market value of the loaned securities agreed upon by the borrower and the Fund (which shall be not less than 100% of the market value of the loaned securities), computed on a daily basis. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to collateral. At December 31, 2006, the value of the loaned securities and corresponding collateral (U.S. Treasury obligations) received was $574,536 and $574,572, respectively. Gain or loss in the fair value of portfolio securities loaned that may occur during the term of the loan will be attributed to the Fund.

The Fund entered into a consulting agreement whereby the consultant will perform management and financial advisory services to companies in which the Fund invests (“covered investments”). As compensation, the consultant earns ten percent of the appreciation on each covered investment for the agreed upon period. Of this amount, one half is currently payable and the remainder is deferred until a final payment date, as further defined in the consulting agreement.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 3 - ALLOCATION OF ACCOUNTING INCOME AND LOSSES:

The Agreement provides for allocations of profits and losses at the close of each fiscal period (see Note 4).

Net income is allocated: first, to MGP to the extent of any previous net losses allocated to MGP in excess of the other partners’ capital balances; next, to the partners in proportion to the number of Units held by each to the extent of net losses previously allocated to them; and, thereafter, 80% to the partners in proportion to the number of Units held by each and 20% performance allocation to MGP. If there is a loss for an accounting period, the performance allocation to MGP will not apply to future periods until the loss has been recovered. For purposes of the performance allocation, net income for the six months ended December 31, 2005 was reduced by a loss carryover from June 30, 2005 of $42,838,098.

Net losses are allocated to the partners in proportion to the number of Units held by each, provided, however, that losses in excess of an Individual General Partner’s or a Limited Partner’s capital balance will be allocated to MGP.

NOTE 4 - PARTNER CAPITAL ACCOUNT TRANSACTIONS:

All net income allocated to partners will be reinvested. In order to maintain a $25,000 price per Unit, the number of Units held by each partner at the close of each fiscal period (generally June 30 and December 31, commencing December 31, 1994), is adjusted to equal the partner’s capital account divided by $25,000.

As of the close of each fiscal period, the Fund will generally offer to repurchase 5% of the outstanding Units. The repurchase request deadline had generally been June 16 and December 17, of each year, but is subject to change based on the Commission’s approval of the exemptive request discussed in Note 1.

The Fund has the right to sell additional Units at the beginning of each fiscal period.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 4 - PARTNER CAPITAL ACCOUNT TRANSACTIONS (CONTINUED):

Changes in Units outstanding are as follows:

		Corporate	Individual
	Limited	General	General
	Partners	Partner	Partners	Total

Balance, December 31, 2004	19,328.2712	1,358.4051	168.0580	20,854.7343
Additional Units sold	1,165.2600	-	-	1,165.2600
Transfers	0.0163	(8.5864)	8.5701	-
Semi-annual adjustment of Units	395.6503	135.1217	3.6938	534.4658
Repurchases	(1,486.7290)	-	-	(1,486.7290)
Balance, December 31, 2005	19,402.4688	1,484.9404	180.3219	21,067.7311
Exchanges, January 1, 2006	(17,875.8602)	(1,367.9473)	(164.0730)	(19,407.8805)
Transfers	0.0043	(0.0043)	-	-
Semi-annual adjustment of Units	93.4616	32.5669	0.9947	127.0232
Repurchases	(155.7244)	-	-	(155.7244)
Balance, June 30, 2006	1,464.3501	149.5557	17.2436	1,631.1494
Transfers	(0.0306)	0.0306	-	-
Semi-annual adjustment of Units	97.0212	36.9298	1.1425	135.0935
Balance, December 31, 2006	1,561.3407	186.5161	18.3861	1,766.2429

NOTE 5 - PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities for the year ended December 31, 2006 aggregated $32,454,804 and $37,476,017, respectively.

NOTE 6 - INCOME TAXES:

No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based upon the partner’s respective share of the Fund’s income and expenses reported for income tax purposes.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 7 - RELATED PARTY TRANSACTIONS:

AWM is the administrator of the Fund. The administrator’s fee is computed monthly at an annual rate of 0.75% of the average net assets.

The Fund pays each Independent General Partner an annual fee of $20,000.

NOTE 8 - APPROVAL OF ADVISORY CONTRACT:

At a special meeting of the Independent General Partners (“IGPs”) of the Fund, the IGPs considered whether to approve the continuation of the existing Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and MGP. In addition to the materials the IGPs had reviewed throughout the course of the year, the IGPs received materials relating to the advisory agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

The approval of the Advisory Agreement and the continuation of MGP as the investment adviser of the Fund is based upon the following findings as well as the specific considerations discussed below: (1) that the Advisory Agreement with MGP is in the best interest of the Fund; (2) that the services to be performed by MGP pursuant to the Advisory Agreement are services required for the operation of the Fund; (3) that MGP can provide services the nature and quality of which are at least equal to those provided by others offering the same services; and (4) that the fees for such services are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

In determining whether to approve the Advisory Agreement, the IGPs considered various relevant factors, including those discussed below.

Nature, Extent and Quality of Service

In considering the nature, extent and quality of service to the Fund, the IGPs reviewed the Fund’s investment objectives and strategy along with the advisory services provided to the Fund by MGP over both short- and long-term periods. The services provided include investment research, portfolio management and trading. The IGPs took into account the organizational depth and stability of the firm, noting that the Fund managers have considerable investment and trading experience and have managed the Fund since its inception. Furthermore, they do not use brokerage commissions to purchase third-party research.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 8 - APPROVAL OF ADVISORY CONTRACT (CONTINUED):

Investment Performance

The IGPs considered the short- and long-term performance of the Fund, including both lesser and more profitable periods and noted favorable performance over the Fund’s history as compared with relevant market indices.

Costs of Services Provided

The IGPs considered the compensation arrangement with MGP, such that the performance allocation of 20% is customary for the Fund’s peer group. The IGPs also noted the use of a “highwater” mark in determining the profit threshold. The IGPs reviewed the expense ratio of the Fund and determined it to be fair and reasonable as compared to the Fund’s peer group. Although the administrative fee charged is below industry averages, overall expense ratio has increased due to the reduction in the net assets of the Fund resulting from the exchange offer.

Profits

The IGPs considered the level of MGP’s profits in managing the Fund and concluded that the profit was fair and customary based on the Fund’s peer group.

Economies of Scale

The IGPs, in considering economies of scale, reviewed whether there have been or if there is a potential for the realization of future economies of scale, and whether the Fund’s investors would benefit from such scale. The IGPs noted that the consideration of economies of scale is not a determining factor as it relates to the approval of the Advisory Agreement with MGP.

In considering whether to approve the continuation of the advisory agreement, the IGPs did not weigh any one factor more than another. They concluded that the approval of the agreement was in the best interest of the Fund. The advisory agreement will continue for one year and is renewable by the IGPs after that for successive one year periods.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 9 - FINANCIAL HIGHLIGHTS:

	Year Ended December 31,
	2006	2005	2004	2003	2002
Ratio of investment expenses to average net assets[1]	0.00%	0.00%	0.00%	0.57%	0.03%

Ratio of operating expenses to average net assets	1.65%	0.86%	0.84%	1.03%	0.94%

Ratio of total expenses to average net assets	1.65%	0.86%	0.84%	1.60%	0.97%

Ratio of net income (loss) to average net assets	15.21%	2.53%	23.09%	74.23%	(22.16)%

Portfolio turnover rate	81.20%	55.90%	63.46%	52.43%	60.28%

[1]The investment expenses reflected in the above ratio include, but are not limited to, consulting fees having a direct correlation to the performance of “covered investments,” as further defined in Note 2 herein.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 10 - RETURN ON PARTNER INVESTMENT:

At December 31, 2006, the value of a $25,000 investment made at each respective subscription date is as follows:

Subscription Date	Value
January 1, 1994	$ 246,922
January 1, 1995	225,738
July 1, 1995	199,882
January 1, 1996	166,690
July 1, 1996	125,834
January 1, 1997	119,094
July 1, 1997	112,808
January 1, 1998	100,082
July 1, 1998	102,618
January 1, 1999	113,763
July 1, 1999	104,970
January 1, 2000	68,418
July 1, 2000	58,605
January 1, 2001	59,936
July 1, 2001	52,395
January 1, 2002	52,381
July 1, 2002	59,757
January 1, 2003	64,672
July 1, 2003	49,490
January 1, 2004	34,674
July 1, 2004	32,233
January 1, 2005	28,880
July 1, 2005	31,317
January 1, 2006	28,289
July 1, 2006	26,656

NOTE 11 - SECURITIES SOLD SHORT:

The Fund is subject to certain inherent risks arising from its activities of selling securities short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Fund is required to maintain collateral with the broker to secure these short positions.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 12 - INVESTMENTS IN RESTRICTED AND ILLIQUID SECURITIES:

The Fund has made investments in securities that are not freely tradable due to Securities and Exchange Commission’s regulations. These restricted securities may not be sold except in exempt transactions or when they have become registered under the Securities Act of 1933. Investing in restricted securities generally poses a greater risk than investing in more widely held, publicly traded companies. Restrictions imposed on the sale of these securities and the lack of a secondary market may affect the timing and price obtained for such sales. The following is a list of restricted and illiquid securities valued by the Fund as of December 31, 2006:

Issuer	Type of Security	Acquisition Date	Acquisition Cost	Value	Value as a % of Partners’ Capital
Excapsa Software, Inc.	Common	2/7/06	$ 321,194	$ 106,670	0.24%
LocatePlus Holdings Corporation	Common	7/8/05	181,673	13,211	0.03%
MK Resources Company	Common	11/20/97	180,527	252,809	0.57%
Omega Protein Corporation	Common	12/5/06	555,000	555,000	1.26%
Vertical Communications, Inc.	Common	9/28/04	214,947	151,026	0.34%
Vertical Communications, Inc.	Common	9/28/05	161,178	113,246	0.26%
World Heart Corporation	Common	12/21/06	250,000	250,000	0.57%
E Ink Corporation	Preferred	11/7/05	241,773	241,773	0.55%
UTIX Group, Inc.	Preferred	11/16/06	14,999	12,230	0.03%
Verdasys, Inc. Series B	Preferred	9/3/04	201,478	254,668	0.58%
Vertical Communications, Inc.	Preferred	12/1/06	100,000	100,000	0.23%
Zhongpin, Inc.	Preferred	1/31/06	171,000	171,000	0.39%
Supercom, Ltd. 8%	Corp. Debt	11/21/06	33,000	33,000	0.07%
Unify Corporation 11.25%	Corp. Debt	11/20/06	52,000	52,000	0.12%
Unify Corporation 11.25%	Corp. Debt	11/20/06	17,600	17,600	0.04%
Unify Corporation 11.25%	Corp. Debt	11/20/06	16,000	16,000	0.04%
Unify Corporation Revolving Credit	Corp. Debt	11/7/06	40,000	40,000	0.09%
Total restricted and illiquid securities			$2,752,369	$2,380,233	5.39%

NOTE 13 - CREDIT RISK CONCENTRATION:

Cash and cash equivalents consist principally of balances held in a brokerage account with Morgan Stanley & Co. Incorporated. The balances are insured by the Securities Investor Protection Corporation up to $500,000, including $100,000 for free cash balances. Net cash balances and securities in excess of these limits are protected by excess coverage provided by Morgan Stanley & Co. Incorporated, up to the full net equity value of each account including unlimited coverage for uninvested cash.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 14 - PROXY VOTING (UNAUDITED):

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available (1) without charge, upon request, by calling (212) 319-6670 or (2) on the Securities and Exchange Commission (“SEC”) website at www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (212) 319-6670 or (2) on the SEC’s website at www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

NOTE 15 - FORM N-Q (UNAUDITED):

The Fund files a complete Portfolio of Investments for the first and third quarters of its fiscal year with the SEC on Form N-Q within 60 days of the end of such fiscal quarter. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.  Code of Ethics.

The Registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to Special Situations Fund III, L.P. at (212) 319-6670, 527 Madison Avenue, Suite 2600, New York, New York 10022, Attention: Rose M. Carling.

There have been no amendments to the Code of Ethics during the period covered by this report. In addition, during the period covered by this report, the Registrant has not granted any waivers, including an implicit waiver, from a provision of the Code of Ethics.

Item 3.  Audit Committee Financial Expert.

The Registrant’s board of directors (or persons performing similar functions) has determined that Stanley S. Binder possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stanley S. Binder as the audit committee financial expert. Stanley S. Binder is an “independent” director (or the functional equivalent thereof) pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $69,000 and $87,700 for 2006 and 2005, respectively.

Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under “Audit Fees” above.

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $22,000 and $39,500 for 2006 and 2005, respectively.

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above.

The audit committee of the Registrant was organized in 2003. All services to be performed for the Registrant by the Registrant’s accountant must be pre-approved by the audit committee. The above referenced fees for 2006 were pre-approved by the audit committee.

The aggregate fees paid by the Registrant for non-audit professional services rendered by the Registrant’s accountant to the Registrant’s investment advisor and any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant for 2006 and 2005 were $7,175 and $37,263, respectively.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments

The Audited Schedule of Investments is included in the report to shareholders filed under Item 1 of the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Registrant has adopted the following proxy voting policies and procedures of its investment adviser, MGP Advisers Limited Partnership:

PROXY VOTING POLICIES AND PROCEDURES

These policies and procedures apply to the voting of proxies by MGP Advisers Limited Partnership (the “Adviser”) for those client accounts over which the Adviser has proxy voting authority. Adviser is the investment adviser for Special Situations Fund III, L.P.

GENERAL

The Adviser’s proxy voting policies and procedures are designed to ensure that the Adviser complies with the requirements under Rule 206(4)-6 and Rule 204-2 promulgated under the Investment Advisers Act of 1940, as amended, and fulfills its obligations thereunder with respect to proxy voting, disclosure, and recordkeeping.

The Adviser’s objective is to ensure that its proxy voting activities on behalf of its clients are conducted in a manner consistent, under all circumstances, with the best interest of the clients. For most matters, however, the Adviser’s policy is not to vote where it believes the outcome is not in doubt in order to avoid the unnecessary expenditure of time and the cost to review the proxy materials in detail and carry out the vote. In such circumstances the Adviser believes that the client is best served by the Adviser’s devoting its time to investment activities on the client’s behalf.

PROXY VOTING POLICIES

The Adviser is committed to voting proxies in a manner consistent with the best interests of its clients. While the decision whether or not to vote a proxy must be made on a case-by-case basis, the Adviser generally does not vote a proxy if it believes the proposal is not adverse to the best interests of the client or if adverse, the outcome of the vote is not in doubt. In the situations where the Adviser does vote a proxy, the Adviser generally votes proxies in accordance with the following general guidelines:

Proxy Proposal Issue	Adviser’s Voting Policy

Routine Election of Directors	For
Issuance of Authorized Common Stock	For
Stock Repurchase Plans	For
Domestic Reincorporation	For
Director Indemnification	For
Require Shareholder Approval to Issue Preferred Stock	For
Require Shareholder Approval to Issue Golden Parachutes	For
Require Shareholder Approval of Poison Pill	For
Shareholders’ Right to Call Special Meetings	For
Shareholders’ Right to Act by Written Consent	For
Shareholder Ability to Remove Directors With or Without Cause	For
Shareholders Electing Directors to Fill Board Vacancies	For
Majority of Independent Directors	For
Board Committee Membership Exclusively of Independent Directors	For
401(k) Savings Plans for Employees	For
Anti-greenmail Charter or By-laws Amendments	For
Corporate Name Change	For
Ratification of Auditors	For
Supermajority Vote Requirement	Against
Blank Check Preferred	Against
Dual Classes of Stock	Against
Staggered or Classified Boards	Against
Fair Price Requirements	Against
Limited Terms for Directors	Against
Require Director Stock Ownership	Against

The following proxy proposal issues are so fact sensitive that no general voting policy with respect to such issues may be established by the Adviser:

Reprice Management Options	Fact Sensitive
Adopt/Amend Stock Option Plan	Fact Sensitive
Adopt/Amend Employee Stock Purchase Plan	Fact Sensitive
Approve Merger/Acquisition	Fact Sensitive
Spin-offs	Fact Sensitive
Corporate Restructurings	Fact Sensitive
Asset Sales	Fact Sensitive
Liquidations	Fact Sensitive
Adopt Poison Pill	Fact Sensitive
Golden Parachutes	Fact Sensitive
Executive/Director Compensation	Fact Sensitive
Social Issues	Fact Sensitive
Contested Election of Directors	Fact Sensitive
Stock Based Compensation for Directors	Fact Sensitive
Increase Authorized Shares	Fact Sensitive
Tender Offers	Fact Sensitive
Preemptive Rights	Fact Sensitive
Debt Restructuring	Fact Sensitive
Foreign Reincorporation	Fact Sensitive

PROXY VOTING PROCEDURES

The general partner (or other principals) of the Adviser will have the responsibility of voting proxies received by the Adviser on behalf of its clients. The Adviser will evaluate whether to vote the proxy proposals received by the Adviser. If the proxies are voted, the proxy proposals received by the Adviser and designated above in the proxy voting policies as “For” or “Against” will be voted by the Adviser in accordance with the proxy voting policies, and proxy proposals received by the Adviser and designated above in the proxy voting policies as “Fact Sensitive” (or not addressed in the proxy voting policies) will be reviewed by the Adviser on a case-by-case basis.

Notwithstanding the foregoing, the Adviser may vote a proxy contrary to the proxy voting guidelines if the Adviser determines that such action is in the best interest of the client. In the event that the Adviser votes contrary to the proxy voting guidelines, the Adviser will document the basis for the Adviser’s contrary voting decision.

In addition to not voting proxies where the Adviser deems the expenditure of time and cost of voting would exceed the anticipated benefit to the client, the Adviser may choose not to vote proxies in certain situations or for certain clients, such as (i) where a client has informed the Adviser that it wishes to retain the right to vote the proxy, (ii) where the proxy is received for a client account that has been terminated, or (iii) where a proxy is received by the Adviser for a security it no longer manages on behalf of a client.

MATERIAL CONFLICTS OF INTEREST

The Adviser may occasionally be subject to material conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. The Adviser, its affiliates and/or its employees may also occasionally have business or personal relationships with the proponents of proxy proposals, participants in proxy contests, corporate directors and officers, or candidates for directorships.

If at anytime, the Adviser becomes aware of a material conflict of interest relating to a particular proxy proposal, the Adviser will handle the proposal as follows:

•
If the proposal is designated in proxy voting policies above as “For” or “Against,” the proposal will be voted by the Adviser in accordance with the proxy voting policies, provided little discretion on the part of the Adviser is involved; or

•
If the proposal is designated in the proxy voting policies above as “Fact Sensitive” (or not addressed in the proxy voting policies), the Adviser will either (i) disclose to the client such material conflict and vote the client’s shares in accordance with the client’s instructions or (ii) take such other action as is necessary to ensure that the Adviser’s vote (including the decision whether to vote) is based on the client’s best interest and not affected by the Adviser’s material conflict of interest.

PROXY VOTING RECORDS

In accordance with Rule 204-2, the Adviser will maintain the following records in connection with the Adviser’s proxy voting policies and procedures:

•	a copy of the proxy voting policies and procedures;
•	a copy of all proxy statements received regarding client’s securities;
•	a record of each vote the Adviser casts on behalf of a client;
•
written records of client requests for proxy voting information, including a copy of each written client request for information on how the Adviser voted proxies on behalf of the requesting client, and a copy of any written response by the Adviser to any (written or oral) client request for information on how the Adviser voted proxies on behalf of the requesting client; and

•	any documents prepared by the Adviser that were material to making a decision on how to vote, or that memorialized the basis for a voting decision.

Each of the foregoing records will be maintained and preserved by the Adviser for five years from the end of the last fiscal year in which an entry was made on such record, and for the first two years of such five-year period, shall be maintained at an appropriate office of the Adviser. Notwithstanding the foregoing, the Adviser may rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies. In addition, the Adviser may also rely upon a third party to maintain the foregoing records, provided such third party has provided to the Adviser an undertaking to provide a copy of such records promptly upon request.

DISCLOSURE TO CLIENTS

A copy of the Adviser’s written proxy voting policies and procedures will be provided to clients upon written request to the Adviser. In addition, information regarding how a client’s proxies were voted by the Adviser will be provided to a client upon written request to the Adviser.

Item 8. Portfolio Managers of Closed-End Management Investment Companie.

As of the original filing of this report on March 7, 2007, Austin Marxe, President of AWM Investment Company, Inc, (“AWM”) since 1991 and David Greenhouse, Vice-President of AWM since 1992, are primarily responsible for the day-to-day management of the registrant’s portfolio. AWM serves as the general partner of MGP Advisers Limited Partnership (“MGP”), the registrant’s investment adviser. Pursuant to an agreement dated June 7, 2006 by and between the registrant, MGP and AWM, MGP appointed AWM as agent and nominee, with the rights, power and authority to execute trades and transact such other business as outlined in such agreement on behalf of the registrant. Mr. Marxe, Mr. Greenhouse and Adam Stettner are the limited partners of MGP. Mr. Marxe also serves as an Individual General Partner of the registrant.

Mr. Marxe, Mr. Greenhouse and Mr. Stettner also serve as members of the general partners to six other Special Situations funds (the “Affiliates”) that have performance based advisory fees, with combined total assets of $ 1,022,510,493 as of December 31, 2006.

MGP makes investments on behalf of the registrant in accordance with the stated investment objectives for the registrant. MGP is given discretionary authority over the registrant’s investments. When purchases of securities are made with respect to the registrant individually, the purchase is allocated solely to the account of the registrant. At times, however, MGP, along with AWM, the investment adviser to the Affiliates may purchase the same security in an aggregate amount for the accounts of one or more of the Special Situations funds (which includes the Registrant). When securities are purchased by the registrant in conjunction with other Special Situations funds, MGP and AWM will allocate securities amongst the registrant and the other Special Situations funds in a fair and equitable manner depending upon the facts and circumstances of each situation, taking into account the Registrant’s stated investment objectives, liquidity, other holdings of such securities and overall portfolio, and other factors considered relevant.

MGP, the registrant’s investment advisor, receives a 20% performance allocation at six month periods ending June 30 and December 31. If there is a loss for an accounting period, the performance allocation to MGP will not apply to future periods until the loss has been recovered. All investment advisers of the Special Situations funds managed by Mr. Marxe, Mr. Greenhouse and Mr. Stettner receive similar 20% performance based advisory fees with loss recovery provisions.

As of December 31, 2006 Austin Marxe and David Greenhouse each own in excess of $1,000,000 of equity securities in the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 10. Submission of Matters to a Vote of Security Holders.

A Special Meeting of Partners was held on November 16, 2005 to vote to (1) amend the Fund’s Agreement to give the Individual General Partners authority to make offers for special redemptions of Units (the “Redemption Authority Amendment”) and (2) consent to a proposed offer to be made by the Individual General Partners for Limited Partners who are “Qualified Purchasers” (as defined in the 1940 Act) to exchange their Units in the Fund for units of Special Situations Fund III QP, L.P., a Delaware limited partnership recently formed to be a companion fund to the Fund (the “Exchange Tender Offer Proposal”). These issues passed with majority consent.

A Special Meeting of Partners was held on March 29, 2006 to vote to (1) amend the Fund’s Agreement to limit semi-annual repurchase offers by the Fund to partners to a maximum of 5% of Units outstanding per semi-annual period (or 10% per year) and (2) increase the repurchase request deadline for electing to accept a repurchase offer from the Fund from 14 days to 60 days prior to the repurchase pricing date. These Safe Harbor Amendments passed with majority consent.

The Fund submitted a request for an exemption from the 1940 Act to the Commission in May 2005 to allow for the repurchase request deadline to be more than 14 days from the repurchase pricing date. Commission approval is still pending on this exemption request. Due to the timing and uncertainty of the Commission’s response, and to ensure the continuance of the taxation of the Fund as a partnership, the Individual General Partners have requested the Limited Partners to consent to the suspension of the Fund’s mandatory semi-annual repurchase policies. Such suspension shall be in effect until such time the exemption request is granted or the Individual General Partners deem it is in the best interest of the Fund to resume such policies. As of June 19, 2006, the majority of the Limited Partners consented to the suspension, thereby agreeing to rely solely on the authority of the Individual General Partners to make repurchase offers in their sole discretion. Although the Individual General Partners are not required to make semi-annual repurchase offers, it is their intention to make such offers within the guidelines that ensure the Fund will continue to be taxed as a partnership.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) NOT APPLICABLE.

(a)(2) CERTIFICATIONS REQUIRED BY ITEM 11(a)(2) OF FORM N-CSR ARE FILED HEREWITH AS EX-99.CERT.

(b) CERTIFICATIONS REQUIRED BY ITEM 11(b) OF FORM N-CSR ARE FILED HEREWITH AS EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL SITUATIONS FUND III, L.P.

By: _/s/Austin Marxe__
Austin Marxe, Principal Executive Officer

Date March 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: _/s/Austin Marxe___
Austin Marxe, Principal Executive Officer

Date: March 7, 2007

By: _/s/ Rose M. Carling_
Rose M. Carling, Principal Financial Officer

Date: March 7, 2007